COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18) COMMITMENTS AND CONTINGENCIES

a) Commitments

Enerplus has the following minimum annual commitments, excluding operating leases which are recorded in the lease liability (see Note 11):

		Minimum Annual Commitment Each Year
($ thousands)	Total	2022	2023	2024	2025	2026	Thereafter
Senior notes(1)	$303,800	$100,600	$80,600	$80,600	$21,000	$21,000	$—
Term Loan(1)	400,000	—	—	400,000	—	—	—
Transportation commitments	545,636	72,241	72,802	73,201	74,014	74,464	178,914
Processing commitments	6,311	1,202	1,202	1,206	1,202	1,202	297
Service Workover Rigs Commitments	9,828	7,884	1,944	—	—	—	—
Total commitments(2)(3)	$1,265,575	$181,927	$156,548	$555,007	$96,216	$96,666	$179,211
(1)	Interest payments have not been included.
(2)	Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.
(3)	CDN$ commitments have been converted to US$ using the December 31, 2021 foreign exchange rate of 0.79.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements. In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.